Schedule of Amortization of Finite-lived Intangible Assets Using the Straight-line Method Over their Estimated Useful Lives (Details)	Dec. 31, 2025	Dec. 31, 2024
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
License [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Agency Agreements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years	2 years
Channel Relationship [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years	2 years